Current Taxes and Deferred Taxes - Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Current tax assets	$ 85,516	$ 123,129
Current tax liabilities	(13)	(1,191)
Totas, net	85,503	121,938
Chile [member]
Disclosure of geographical areas [line items]
Current tax assets	30,773	68,094
Current tax liabilities	(13)	(528)
Totas, net	30,760	67,566
Colombia [member]
Disclosure of geographical areas [line items]
Current tax assets	54,743	52,874
Current tax liabilities		(663)
Totas, net	$ 54,743	52,211
United States [member]
Disclosure of geographical areas [line items]
Current tax assets		2,161
Totas, net		$ 2,161